Fair value of financial instruments (Details 2) $ in Thousands	12 Months Ended
Dec. 31, 2019 CAD ($)
Investment portfolio:
Profit or loss Increase in Adjusted market multiple (5% movement)	$ 1,000
Profit or loss Decrease in Adjusted market multiple (5% movement)	$ (1,000)